Consolidated Statements Of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Operating Activities
Net loss	$ (110,924)		$ (100,943)
Items not requiring cash and cash equivalents:
Depreciation and amortization	267,519		128,287
Equity earnings from associates and joint ventures	(2,464)		(4,719)
Deferred income taxes (Note 22)	(10,863)		3,265
Share-based compensation expense (Note 26)	7,652		16,162
(Gain) loss on disposal of property, plant and equipment (Note 11)	2,146		(199)
Loss on short-term investments	17,624
Impairment of energy infrastructure assets (Note 11)	1,726		1,233
Impairment of goodwill (Note 15)	87,168		48,000
Adjustments to reconcile profit (loss) other than changes in working capital	259,584		91,086
Net change in working capital and other (Note 32)	13,727		(71,318)
Cash provided by operating activities	273,311		19,768
Investing Activities
Net cash acquired from Acquisition (Note 6)	0		133,218
Additions to:
Property, plant and equipment (Note 11)	(21,818)		(8,043)
Energy infrastructure assets (Note 11)	(121,160)		(107,797)
Intangibles (Note 14)	(6,481)
Proceeds on disposal of:
Property, plant and equipment (Note 11)	7,514		416
Energy infrastructure assets (Note 11)	32,336		15,907
Purchase of short-term investments	(32,049)
Investment in associates and joint ventures	0		(5,950)
Dividends received from associates and joint ventures	0		3,094
Net change in working capital associated with investing activities	(17,230)		12,403
Cash provided by (used in) investing activities	(158,888)		43,248
Financing Activities
Net proceeds from (repayment of) the Revolving Credit Facility (Note 20)	(137,343)		464,624
Issuance of the Notes	0		797,629
Issuance (repayment) of the Term Loan (Note 20)	(26,746)		207,062
Repayment of assumed debt on Acquisition	0		(1,022,112)
Repayment of the Notes on Acquisition	0		(285,722)
Repayment of the Bank Facility on Acquisition	0		(31,213)
Net proceeds from (repayment of) the Asset-Based Facility on Acquisition	0		(39,295)
Lease liability principal repayment (Note 21)	(20,422)		(15,758)
Dividends	(12,378)		(8,969)
Stock option exercises (Note 23)	1,279		260
Deferred transaction costs	(4,884)		(54,652)
Cash provided by (used in) financing activities	(200,494)		11,854
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(41,616)		6,148
Increase (decrease) in cash and cash equivalents	(127,687)		81,018
Cash and cash equivalents, beginning of period (Note 7)	253,776	[1]	172,758
Cash and cash equivalents, end of period (Note 7)	$ 126,089		$ 253,776	[1]

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.